TAXATION - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	25.00%	25.00%	23.50%
Current tax liabilities, amount payable to related parties	£ 170	£ 0
Unrecognised capital losses carried forward	£ 0	£ 0
Banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	28.00%	28.00%	27.75%
Non-banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	25.00%	25.00%	23.50%